Current and deferred tax - Summary of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 2,464	$ 2,045
Acquisition of subsidiaries [Member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	1,409	1,687
Temporary differences [member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	827	283
Others [Member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 228	$ 75